Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Information Pertaining to Right of Use Assets

Information pertaining to right of use assets is summarized as follows:

	At December 31,
	2025	2024
Hostel and office equipment	$77,120	$82,870
Less: Accumulated amortization	(5,625)	(41,628)
Right of use assets, net	$71,495	$41,242

Schedule of Total Lease Cost

The Company recognized the following total lease cost related to the Company’s lease arrangements:

	Years Ended December 31,
	2025	2024	2023
Operating lease cost:
Operating lease	$39,405	$49,019	$14,596
Expenses relating to short-term leases	62,773	32,728	20,415
Total lease cost	$102,178	$81,747	$35,011

Other information related to leases for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Weighted-average remaining lease term - operating leases	2.71 years	1.9 years	2.5 years
Weighted-average discount rate - operating leases	3.35%	3.35%	3.35%
Right of use assets obtained in exchange for new operating lease liabilities	$74,310	$25,294	$73,603
Cash paid for amounts included in the measurement of lease liabilities – operating cash flow from operating leases	$40,882	$48,620	$14,903

Schedule of Future Minimum Lease Payments

As of December 31, 2025, the present value of the net minimum lease payments are as follows:

Future Minimum Lease Payments	Operating Leases
2026	$38,251
2027	33,825
2028	1,029
2029	672
2030	221
Total remaining lease payments (undiscounted)	73,998
Less imputed interest	(2,318)
Present value of lease liabilities	$71,680

Schedule of Financing Arrangement

The Company acquired motor vehicles under a hire purchase financing arrangement for a total of $27,120, $0 and $56,607 for the years ended December 31, 2025, 2024 and 2023, respectively.

	At December 31,
	2025	2024
Finance lease liabilities	$131,097	$154,796
Less Finance lease liabilities – current	(59,172)	(54,484)
Finance lease liabilities – non-current	$71,925	$100,312

Schedule of Net Minimum Lease Payments

As of December 31, 2025, the net minimum lease payments are as follows:

Year Ended December 31,	Leases Payment
2026	$63,739
2027	53,571
2028	15,009
2029	5,509
2030	457
138,285
Less imputed interest	(7,188)
Finance lease liabilities	$131,097
Finance lease liabilities – current	$59,172
Finance lease liabilities – non-current	$71,925